7. Restricted cash (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Investments [Abstract]
Restricted cash	$ 458	$ 36	$ 2,712